Junior Subordinated Debentures Held by Trusts that Issued Capital Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 16, 2009
Debt Instrument [Line Items]
Junior subordinated debentures issued	$ 92,800,000	$ 92,800,000
Extension period of bank holding	2 years
Tier 1 capital limitation, interest	25.00%
Limited capital securities and other restricted core capital elements, net of goodwill	25.00%
Tier 1 capital elements	12.40%		25.00%
Tier 2 capital elements			25.00%
Amount available for payment of dividend	$ 0
Sun Statutory Trust VII [Member]
Debt Instrument [Line Items]
Trust VII of fixed rate cap	6.24%
Period for which rate is fixed	5 years
Variable interest rate points	1.35%
Variable interest rate description	Beginning in year six a variable rate of London Interbank Offered Rate ("LIBOR") plus 1.35%
Sun Capital Trust VII [Member]
Debt Instrument [Line Items]
Trust VII of fixed rate cap	6.428%
Period for which rate is fixed	5 years
Variable interest rate points	1.53%
Variable interest rate description	Beginning in year six a variable rate of LIBOR plus 1.53%